Common Stock Purchase Options: Schedule of Other Share-based Compensation, Activity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Tables/Schedules
Schedule of Other Share-based Compensation, Activity
	2013	2012
Unexercised options, beginning of year	1,805,000	1,010,000
Stock options issued during the nine months ended December 31,	1,483,000	820,000
Stock options canceled	(5,000)	(25,000)
Stock options expired	-	-
Stock options exercised	(307,125)	-
Unexercised options, December 31	2,975,875	1,805,000

Exercisable options, December 31	629,375	650,000

The following table summarizes information about the stock options as of December 31, 2013:

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	250,025	0.71	$ 0.40	$ 100,010
0.30	460,000	3.13	0.30	138,000
1.75	785,350	4.18	1.75	1,374,363
1.37	1,180,500	5.30	1.37	1,617,285
1.37	100,000	5.58	1.37	137,000
$ 3.85	200,000	5.85	3.85	770,000
	2,975,875	4.33	$ 1.39	$ 4,136,658

The following table summarizes information about the exercisable stock options as of December 31, 2013:

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	250,025	0.71	$ 0.40	$ 100,010
0.30	100,000	3.13	0.30	30,000
1.75	129,350	4.18	1.75	226,363
1.37	-	5.30	1.37	-
1.37	50,000	5.58	1.37	68,500
$ 3.85	100,000	5.85	3.85	385,000
	629,375	3.01	$ 1.29	$ 809,873

	2013	2012
Unexercised options, beginning of year	1,010,000	1,010,000
Stock options issued during the year	820,000	-
Stock options canceled	(25,000)	-
Stock options expired	-	-
Stock options exercised	-	-
Unexercised options, end of year	1,805,000	1,010,000

Exercisable options, end of year	650,000	393,334

The following table summarizes information about the stock options as of March 31, 2013:

Outstanding Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	600,000	3.88	0.30	180,000
$ 1.25	795,000	5.49	1.25	993,750
	1,805,000	4.04	$ 0.74	$ 1,337,750

The following table summarizes information about the exercisable stock options as of March 31, 2013:

Exercisable Options
		Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Price	Value
$ 0.40	410,000	1.46	$ 0.40	$ 164,000
$ 0.30	240,000	3.88	0.30	72,000
$ 1.25	-	5.49	1.25	-
	650,000	2.35	$ 0.36	$ 236,000